Leases (Details) - Schedule of Movement of Right of Use Asset and Depreciation - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
Schedule of Movement of Right of Use Asset and Depreciation [Line Items]
Balance Beginning			$ 2,553,975
Increases from new contracts		$ 63,642	174,190
Other changes		45,095
Increases from new contracts paid in advance		1,820	7,002
Remeasurements from existing contracts	[1]	185,514	137,047
Derecognition, reversal and disposal	[2]	(43,423)	(166,587)
Hyperinflation adjustments		(693)	2,149
Effect of exchange differences on the translation into presentation currency		(98,456)	118,831
Balance Ending		2,980,106	2,826,607
Accumulated Depreciation [Member]
Schedule of Movement of Right of Use Asset and Depreciation [Line Items]
Balance Beginning				$ 984,345
Depreciation		280,239	242,119	214,930
Hyperinflation adjustments		(90)	517
Other changes		35,249
Remeasurements from existing contracts	[1]		(1,190)	(320)
Derecognition and disposal	[2]	(28,806)	(105,459)	(27,746)
Effect of exchange differences on the translation into presentation currency		(50,625)	57,579	12,254
Balance Ending		1,612,996	1,377,029	1,183,463
Impairment [Member]
Schedule of Movement of Right of Use Asset and Depreciation [Line Items]
Balance Beginning
Impairment loss		1,038	5,236
Effect of exchange differences on the translation into presentation currency		(1,290)	873
Balance Ending		$ 5,857	$ 6,109

[1]	Mainly results from the extension of contract terms, indexation or lease modifications.
[2]	Mainly results from the early termination of lease contracts.